Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Basic Earnings per Share
Net income attributable to bank shareholders	$ 5,450	$ 5,348	$ 4,622
Dividends on preferred shares	(184)	(184)	(150)
Net income available to common shareholders	$ 5,266	$ 5,164	$ 4,472
Weighted-average number of common shares outstanding	642,930	649,650	644,049
Basic earnings per share	$ 8.19	$ 7.95	$ 6.94
Diluted Earnings per Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 5,266	$ 5,164	$ 4,472
Weighted-average number of common shares outstanding	642,930	649,650	644,049
Effect of dilutive instruments
Stock options potentially exercisable	5,876	6,859	8,706
Common shares potentially repurchased	(3,893)	(4,548)	(6,629)
Weighted-average number of diluted common shares outstanding	644,913	651,961	646,126
Diluted earnings per share	$ 8.17	$ 7.92	$ 6.92